Employee Retirement Plans and Postretirement Benefits	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Employee Retirement Plans and Postretirement Benefits
Employee Retirement Plans and Postretirement Benefits
We maintain retirement plans for the majority of our employees. Depending on the benefit program, we provide either defined benefit pension or defined contribution plans to our employees in each of our segments. Each plan is managed locally and in accordance with respective local laws and regulations. We have defined benefit pension plans in the U.K., Canada and Japan. All retirement plans for MCBC employees in the U.S. are defined contribution pension plans. Additionally, we offer OPEB plans to the majority of our Canadian, U.S. and Central European employees; these plans are not funded. MillerCoors, BRI and BDL maintain defined benefit pension and postretirement benefit plans as well; however, those plans are excluded from this disclosure as they are equity method investments and not consolidated.
Defined Benefit and OPEB Plans
Net Periodic Pension and OPEB Cost

	For the years ended
	December 31, 2015			December 31, 2014			December 31, 2013
	Pension	OPEB	Consolidated	Pension	OPEB	Consolidated	Pension	OPEB	Consolidated
	(In millions)
Components of net periodic pension and OPEB cost:
Service cost—benefits earned during the year	$9.5	$1.8	$11.3	$13.1	$3.0	$16.1	$15.8	$3.4	$19.2
Interest cost on projected benefit obligation	137.5	6.0	143.5	167.6	7.1	174.7	157.0	7.2	164.2
Expected return on plan assets	(175.8)	—	(175.8)	(195.6)	—	(195.6)	(177.9)	—	(177.9)
Amortization of prior service cost (benefit)	0.6	(0.3)	0.3	0.6	(3.0)	(2.4)	0.8	(3.6)	(2.8)
Amortization of net actuarial loss (gain)	46.9	(0.3)	46.6	36.3	(0.9)	35.4	56.6	(0.1)	56.5
Curtailment loss	(1.0)	—	(1.0)	—	—	—	—	—	—
Less: expected participant contributions	(2.4)	—	(2.4)	(1.0)	—	(1.0)	(1.2)	—	(1.2)
Net periodic pension and OPEB cost	$15.3	$7.2	$22.5	$21.0	$6.2	$27.2	$51.1	$6.9	$58.0

Obligations and Changes in Funded Status
The changes in the benefit obligation, plan assets and the funded status of the pension and OPEB plans are as follows:

	For the year ended December 31, 2015			For the year ended December 31, 2014
	Pension	OPEB	Consolidated	Pension	OPEB	Consolidated
	(In millions)
Change in benefit obligation:
Prior year benefit obligation	$3,979.3	$162.2	$4,141.5	$3,816.9	$162.1	$3,979.0
Service cost, net of expected employee contributions	8.9	1.8	10.7	12.1	3.0	15.1
Interest cost	137.5	6.0	143.5	167.6	7.1	174.7
Actual employee contributions	0.5	—	0.5	0.7	—	0.7
Actuarial loss (gain)	(76.5)	(2.7)	(79.2)	477.2	12.6	489.8
Amendments	1.3	—	1.3	—	—	—
Benefits paid	(194.5)	(6.1)	(200.6)	(208.4)	(7.8)	(216.2)
Curtailment	(1.0)	—	(1.0)	—	—	—
Foreign currency exchange rate change	(355.5)	(25.1)	(380.6)	(286.8)	(14.8)	(301.6)
Benefit obligation at end of year	$3,500.0	$136.1	$3,636.1	$3,979.3	$162.2	$4,141.5
Change in plan assets:
Prior year fair value of assets	$3,667.6	$—	$3,667.6	$3,596.2	$—	$3,596.2
Actual return on plan assets	142.9	—	142.9	516.5	—	516.5
Employer contributions	256.1	6.1	262.2	33.6	7.6	41.2
Actual employee contributions	0.5	—	0.5	0.7	—	0.7
Benefits and plan expenses paid	(195.6)	(6.1)	(201.7)	(211.9)	(7.6)	(219.5)
Foreign currency exchange rate change	(348.3)	—	(348.3)	(267.5)	—	(267.5)
Fair value of plan assets at end of year	$3,523.2	$—	$3,523.2	$3,667.6	$—	$3,667.6
Funded status:	$23.2	$(136.1)	$(112.9)	$(311.7)	$(162.2)	$(473.9)
Amounts recognized in the Consolidated Balance Sheets:
Other non-current assets	$97.2	$—	$97.2	$79.1	$—	$79.1
Accounts payable and other current liabilities	(1.6)	(6.6)	(8.2)	(2.8)	(7.3)	(10.1)
Pension and postretirement benefits	(72.4)	(129.5)	(201.9)	(388.0)	(154.9)	(542.9)
Net amounts recognized	$23.2	$(136.1)	$(112.9)	$(311.7)	$(162.2)	$(473.9)
The accumulated benefit obligation for our defined benefit pension plans was $3,497.9 million and $3,978.5 million at December 31, 2015, and December 31, 2014, respectively. The $361.0 million decrease in the net underfunded status of our aggregate pension and OPEB plans from December 31, 2014, to December 31, 2015, was primarily driven by increased employer contributions, predominantly related to the GBP 150 million ($227.1 million at payment date) contribution made during the first quarter of 2015, and the increase in the discount rates used, discussed below.
All defined benefit pension and OPEB plans with the exception of our U.K. defined benefit plan as of December 31, 2015, had aggregate accumulated benefit obligations and projected benefit obligations in excess of plan assets. The change in the U.K. defined benefit plan projected benefit obligation is primarily due to 2015 funding and an increased discount rate. Information for these plans with aggregate accumulated benefit obligations and projected benefit obligations in excess of plan assets is as follows:

	As of December 31, 2015			As of December 31, 2014
	Pension	OPEB	Consolidated	Pension	OPEB	Consolidated
	(In millions)
Accumulated benefit obligation	$566.5	$5.8	$572.3	$3,272.9	$162.2	$3,435.1
Projected benefit obligation	$567.3	$136.1	$703.4	$3,273.4	$162.2	$3,435.6
Fair value of plan assets	$493.3	$—	$493.3	$2,882.6	$—	$2,882.6

Accumulated Other Comprehensive Income
Amounts recognized in AOCI not yet recognized as components of net periodic pension and OPEB cost, pretax were as follows:

	As of December 31, 2015			As of December 31, 2014
	Pension	OPEB	Consolidated	Pension	OPEB	Consolidated
	(In millions)
Net actuarial loss (gain)	$839.2	$(10.3)	$828.9	$924.6	$(7.0)	$917.6
Net prior service cost	3.5	(0.1)	3.4	2.4	(0.5)	1.9
Total not yet recognized	$842.7	$(10.4)	$832.3	$927.0	$(7.5)	$919.5

Changes in plan assets and benefit obligations recognized in OCI, pretax, were as follows:

	Pension	OPEB	Consolidated
	(In millions)
Accumulated other comprehensive loss (income) as of December 31, 2013	$814.2	$(25.6)	$788.6
Amortization of prior service costs (benefit)	(0.6)	3.0	2.4
Amortization of net actuarial loss (gain)	(36.3)	0.9	(35.4)
Current year actuarial loss (gain)	159.7	12.6	172.3
Foreign currency exchange rate change	(10.0)	1.6	(8.4)
Accumulated other comprehensive loss (income) as of December 31, 2014	$927.0	$(7.5)	$919.5
Amortization of prior service costs (benefit)	(0.6)	0.3	(0.3)
Amortization of net actuarial loss (gain)	(46.9)	0.3	(46.6)
Current year actuarial loss (gain)	(39.3)	(2.7)	(42.0)
Foreign currency exchange rate change	2.5	(0.8)	1.7
Accumulated other comprehensive loss (income) as of December 31, 2015	$842.7	$(10.4)	$832.3

Amortization of AOCI expected to be recognized in net periodic pension and OPEB cost during fiscal year 2016 pretax is as follows:

	Pension	OPEB	Consolidated
	(In millions)
Amortization of net prior service cost (gain)	$0.8	$—	$0.8
Amortization of actuarial net loss (gain)	$(11.1)	$(0.1)	$(11.2)

Assumptions
Periodic pension and OPEB cost is actuarially calculated annually for each individual plan based on data available at the beginning of each year. Assumptions used in the calculation include the settlement discount rate selected and disclosed at the end of the previous year as well as other assumptions detailed in the table below. The weighted-average rates used in determining the periodic pension and OPEB cost for the fiscal years 2015, 2014 and 2013 were as follows:

	For the years ended
	December 31, 2015		December 31, 2014		December 31, 2013
	Pension	OPEB	Pension	OPEB	Pension	OPEB
Weighted-average assumptions:
Settlement discount rate(1)	3.70%	4.15%	4.57%	4.79%	4.18%	4.12%
Rate of compensation increase	2.50%	N/A	2.50%	N/A	2.50%	N/A
Expected return on plan assets(2)	5.46%	N/A	6.16%	N/A	5.83%	N/A
Health care cost trend rate	N/A	Ranging ratably from 7.7% in 2015 to 4.5% in 2028	N/A	Ranging ratably from 7.7% in 2014 to 4.5% in 2028	N/A	Ranging ratably from 7.9% in 2013 to 4.5% in 2028

(1)
The decrease in the weighted-average discount rates used for our defined benefit pension plans and postretirement plans at December 31, 2015, from December 31, 2014, largely resulted from expectations for global GDP growth at a slower rate than prior years, along with global deflationary factors.

(2)
We develop our long term expected return on assets ("EROA") assumptions annually with input from independent investment specialists including our actuaries, investment consultants and other specialists. Each EROA assumption is based on historical data, including historical returns, historical market rates and is calculated for each plan's individual asset class. The calculation includes inputs for interest, inflation, credit, and risk premium (active investment management) rates and fees paid to service providers. We consider our EROA to be a significant management estimate. Any material changes in the inputs to our methodology used in calculating our EROA could have a significant impact on our reported defined benefit pension plans' expense.

Benefit obligations are actuarially calculated annually at the end of each year based on the assumptions detailed in the table below. Obligations under the OPEB plans are determined by the application of the terms of medical and life insurance plans, together with relevant actuarial assumptions and heath care cost trend rates. The weighted-average rates used in determining the projected benefit obligation for defined pension plans and the accumulated postretirement benefit obligation for OPEB plans, as of December 31, 2015, and December 31, 2014, were as follows:

	As of December 31, 2015		As of December 31, 2014
	Pension	OPEB	Pension	OPEB
Weighted-average assumptions:
Settlement discount rate	3.82%	4.05%	3.70%	4.15%
Rate of compensation increase	2.00%	N/A	2.50%	N/A
Health care cost trend rate	N/A	Ranging ratably from 7.7% in 2016 to 4.5% in 2028	N/A	Ranging ratably from 7.7% in 2015 to 4.5% in 2028

The change to the weighted-average discount rates used for our defined benefit pension plans and postretirement plans at December 31, 2015, from December 31, 2014, was a result of the continued volatile nature of the global economic environment.
Assumed health care cost trend rates have a significant effect on the amounts reported for OPEB health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects on related OPEB plans:

	1% point increase (unfavorable)	1% point decrease favorable
	(In millions)
Effect on total of service and interest cost components	$(1.3)	$1.0
Effect on postretirement benefit obligations	$(19.5)	$16.7

Investment Strategy
The obligations of our defined benefit pension plans in Canada and the U.K. are supported by assets held in trusts for the payment of future benefits. The business segments are obligated to adequately fund these asset trusts. The underlying investments within our defined benefit pension plans include: cash and short term instruments, debt securities, equity securities, investment funds, and other investments including hedge fund of funds and real estate. Investment allocations reflect the customized strategies of the respective plans.
The plans use liability driven investment strategies in managing defined pension benefits. For all defined benefit pension plan assets the plans have the following primary investment objectives:

(1)	optimize the long-term return on plan assets at an acceptable level of risk and manage projected future cash contributions;

(2)	maintain a broad diversification across asset classes and among investment managers;

(3)	manage the risk level of the plan's assets in relation to the plans' liabilities
Each plan's respective allocation targets promote optimal expected return and volatility characteristics given a focus on a long-term time horizon for fulfilling the plans' obligations. All assets are managed by external investment managers with a mandate to either match or outperform their benchmark. The plans use different asset managers in the U.K. and Canada and each plan's respective asset allocation could be impacted by a change in asset managers. The U.K. plan committed to investing with certain investment managers in 2015 resulting in a change in asset allocation during the year.
Our investment strategies for our defined benefit pension plans also consider the funding status for each plan. For defined benefit pension plans that are highly funded, assets are invested primarily in fixed income holdings that have a similar duration to the associated liabilities. For plans with lower funding levels, the fixed income component is managed in a similar manner to the highly funded plans. In addition to this liability-matching fixed income allocation, these plans also contain exposure to return generating assets including: equities, real estate, debt, and other investments held with the goal of producing higher returns, which may also have a higher risk profile. These investments are diversified by investing globally with limitations placed on issuer concentration.
Both our U.K. and Canadian plans hedge a portion of the foreign exchange exposure between plan assets which are not denominated in the local plan currency and the local currency as the Canadian and U.K. pension liabilities will be settled in CAD and GBP, respectively.
Target Allocations
The following compares target asset allocation percentages with actual asset allocations on a weighted-average asset basis at December 31, 2015:

	Target allocations	Actual allocations
Equities	27.8%	29.8%
Fixed income	53.3%	51.7%
Hedge funds	6.1%	6.3%
Real estate	3.7%	3.7%
Other	9.1%	8.5%

Significant Concentration Risks
We periodically evaluate our defined benefit pension plan assets for concentration risks. As of December 31, 2015, we did not have any individual underlying asset position that composed a significant concentration of each plan's overall assets. However, we currently have significant plan assets invested in U.K., U.S. and Canadian government fixed income holdings. A provisional credit rating downgrade for any of these governments could negatively impact the asset values.
Further, as our benefit plans maintain exposure to non-government investments, a significant system-wide increase in credit spreads would also negatively impact the reported plan asset values. In general, equity and fixed income risks have been mitigated by company-specific concentration limits and by utilizing multiple equity managers. We do have significant amounts of assets invested with individual fixed income and hedge fund managers, and so the plans use outside investment consultants to aid in the oversight of these managers and fund performance.
Valuation Techniques
We use a variety of industry accepted valuation techniques to value our plan assets. The techniques vary depending upon instrument type. Whenever possible, we prioritize the use of observable market data in our valuation processes. We use market, income and cost approaches to value our plan assets as of period end. See Note 1, "Basis of Presentation and Summary of Significant Accounting Policies" for additional information on our fair value methodologies and accounting policies. We have not changed our fair value techniques used to value plan assets this year.
Major Categories of Plan Assets
As of December 31, 2015, our major categories of plan assets included the following:

•
Cash and short-term instruments—Includes cash, trades awaiting settlement, bank deposits, short-term bills and short-term notes. Our "trades awaiting settlement" category includes payables and receivables associated with asset purchases and sales that are awaiting final cash settlement as of year end due to the use of trade date accounting for our pension plans assets. These payables normally settle within a few business days of the purchase or sale of the respective asset. The respective assets are included in or removed from our year end plan assets and categorized in their respective asset categories in the fair value hierarchy below. We include these items in Level 1 of this hierarchy, as the values are derived from quoted prices in active markets. Short-term instruments are included in Level 2 of the fair value hierarchy as these are highly liquid instruments that are valued using observable inputs, but their asset values are not publicly quoted.

•
Debt securities—Includes various government and corporate fixed income securities, interest and inflation-linked assets such as bonds and swaps, collateralized securities, and other debt securities. The majority of the plans' fixed income assets trade on "over the counter" exchanges, which provides observable inputs that are the primary data used to determine each individual investment's fair value. We also use independent pricing vendors, as well as matrix pricing techniques. Matrix pricing uses observable data from other similar investments as the primary input to determine the individual security's fair value. Government and corporate fixed income securities are generally classified as Level 2 in the fair value hierarchy as they are valued using observable inputs. Assets included in our collateralized securities include mortgage backed securities and collateralized mortgage obligations, which are considered Level 3 due to the use of the significant unobservable inputs used in deriving these assets' fair values.

•
Equities—Includes publicly traded common and other equity-like holdings, primarily publicly traded common stock and real estate investment trusts. Equity assets are well diversified between international and domestic investments. We consider equities quoted on public exchanges as Level 1 while other assets that are not quoted on public exchanges but valued using significant observable inputs as Level 2 depending on the individual asset's characteristics.

•
NAV per share practical expedient—Includes our debt funds, equity funds, hedge fund of funds, real estate fund holdings and private equity funds. The market values for these funds are based on the net asset values multiplied by the number of shares owned.

•
Other—Includes repurchase agreements, recoverable taxes for taxes paid and awaiting reclaim due to the tax exempt nature of the pension plan, venture capital, and private equity. Repurchase agreements are agreements where our plan has created an asset exposure using borrowed assets, creating a repurchase agreement liability, to facilitate the trade. The assets associated with the repurchase agreement are included in the other category in the fair value hierarchy, and the repurchase agreement liability is classified as Level 1 in the hierarchy, as the liability is valued using quoted prices in active markets. When determining the presentation of our target and asset allocations for repurchase agreements, we are viewing the asset type, as opposed to the investment vehicle, and accordingly include the associated assets within fixed income, specifically interest and inflation linked assets. We include recoverable tax items in Level 1 of this hierarchy, as these are cash receivables and the values are derived from quoted prices in active markets. Private equity is included in Level 3 as the values are based upon the use of unobservable inputs.

Fair Value Hierarchy
The following presents our fair value hierarchy for our defined benefit pension plan assets excluding investments using the NAV per share practical expedient (in millions):

		Fair value measurements as of December 31, 2015
	Total at December 31, 2015	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents
Cash	$109.9	$109.9	$—	$—
Trades awaiting settlement	(20.5)	(20.5)	—	—
Bank deposits, short-term bills and notes	13.9	—	13.9	—
Debt
Government securities	1,578.7	—	1,578.7	—
Corporate debt securities	317.7	—	317.7	—
Interest and inflation linked assets	1,047.0	—	1,010.1	36.9
Collateralized debt securities	3.4	—	—	3.4
Equities
Common stock	674.2	674.2	—	—
Other
Repurchase agreements	(1,652.0)	(1,652.0)	—	—
Recoverable taxes	0.7	0.7	—	—
Venture capital	0.2	—	—	0.2
Private Equity	206.7	—	—	206.7
Total fair value of investments excluding NAV per share practical expedient	$2,279.9	$(887.7)	$2,920.4	$247.2

The following presents our total fair value of plan assets including the NAV per share practical expedient for our defined benefit pension plan assets:

Total at December 31, 2015
(In millions)
Fair value of investments excluding NAV per share practical expedient	$2,279.9
Fair value of investments using NAV per share practical expedient
Debt funds	630.7
Equity funds	350.6
Real estate funds	57.9
Hedge funds of funds	130.5
Private equity funds	73.6
Total fair value of plan assets	$3,523.2
The following presents our fair value hierarchy for our defined benefit pension plan assets excluding investments using the NAV per share practical expedient (in millions):

		Fair value measurements as of December 31, 2014(1)
	Total at December 31, 2014	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cash and cash equivalents
Cash	$108.3	$108.3	$—	$—
Trades awaiting settlement	(8.3)	(8.3)	—	—
Bank deposits, short-term bills and notes	25.3	—	25.3	—
Debt
Government securities	1,137.5	—	1,137.5	—
Corporate debt securities	410.4	—	410.1	0.3
Interest and inflation linked assets	1,149.7	—	1,105.7	44.0
Collateralized debt securities	6.9	—	—	6.9
Equities
Common stock	693.9	693.9	—	—
Other
Repurchase agreements	(1,185.8)	(1,185.8)	—	—
Recoverable taxes	0.7	0.7	—	—
Venture capital	0.3	—	—	0.3
Private equity	68.4	—	—	68.4
Total fair value of investments excluding NAV per share practical expedient	$2,407.3	$(391.2)	$2,678.6	$119.9

(1)
Amounts have been adjusted to reflect the change in presentation for investments using the NAV per share practical expedient and are excluded from the fair value hierarchy and level 3 rollforward. See reconciliation below and Note 2, "New Accounting Pronouncements" for further discussion.

The following presents our fair value hierarchy including the NAV per share practical expedient for our defined benefit pension plan assets:

Total at December 31, 2014
(In millions)
Fair value of investments excluding NAV per share practical expedient	$2,407.3
Fair value of investments using NAV per share practical expedient
Debt funds	298.0
Equity funds	572.1
Real estate funds	65.2
Hedge funds of funds	269.5
Private equity	55.5
Total fair value of plan assets	$3,667.6

Fair Value: Level Three Rollforward
The following presents our Level 3 Rollforward for our defined pension plan assets excluding investments using the NAV per share practical expedient:

Amount(1)
(In millions)
Balance at December 31, 2013	$33.1
Total gain or loss (realized/unrealized):
Realized gain (loss)	0.5
Unrealized gain (loss) included in AOCI	21.4
Purchases, issuances, settlements	63.9
Transfers in/(out) of Level 3	8.1
Foreign exchange translation (loss)/gain	(7.1)
Balance at December 31, 2014	$119.9
Total gain or loss (realized/unrealized):
Realized gain (loss)	—
Unrealized gain (loss) included in AOCI	(2.4)
Purchases, issuances, settlements	141.2
Transfers in/(out) of Level 3	—
Foreign exchange translation (loss)/gain	(11.5)
Balance at December 31, 2015	$247.2

(1)
Amounts have been adjusted to reflect the change in presentation for investments using the NAV per share practical expedient and are excluded from the fair value hierarchy and level 3 rollforward. See reconciliation above and Note 2, "New Accounting Pronouncements" for further discussion.

Expected Cash Flows
In 2016, we expect to make contributions to our defined benefit pension plans of up to approximately $20 million and benefit payments under our OPEB plans of approximately $10 million based on foreign exchange rates as of December 31, 2015. MillerCoors, BRI and BDL contributions to their respective defined benefit pension plans are excluded here, as they are not consolidated in our financial statements. Plan funding strategies are influenced by employee benefits, tax laws and plan governance documents.
Expected future benefit payments for defined benefit pension and OPEB plans, based on foreign exchange rates at December 31, 2015, are as follows:

Expected benefit payments	Pension	OPEB
	(In millions)
2016	$189.9	$6.6
2017	$193.4	$6.8
2018	$196.6	$7.0
2019	$199.4	$7.1
2020	$202.1	$7.2
2021-2025	$1,113.7	$42.6

Defined Contribution Plans
We offer defined contribution pension plans for the majority of our Canadian, U.S. and U.K. employees. The investment strategy for defined contribution plans are determined by each individual participant. The employer contributions to the U.K. and Canadian plans range from 3% to 8.5% of employee compensation. U.S. employees are eligible to participate in the Molson Coors Savings and Investment Plan, a qualified defined contribution plan, which provides for employer contributions ranging from 5% to 9% of our hourly and salaried employees' compensation (certain employees are also eligible for additional employer contributions). Both employee and employer contributions were made in cash in accordance with participant investment elections.
We recognized costs associated with defined contribution plans of $17.6 million, $19.0 million and $20.5 million in 2015, 2014 and 2013, respectively.
We have a nonqualified defined contribution plan for certain U.S. employees. MCBC has voluntarily funded these liabilities through a Rabbi Trust. These are company assets which are invested in publicly traded mutual funds whose performance is expected to closely match changes in the plan liabilities. As of December 31, 2015, and December 31, 2014, the plan liabilities were equal to the plan assets noted in the table below and were included in other assets and other liabilities on our consolidated balance sheets, respectively.
Fair Value Hierarchy
The following presents our fair value hierarchy for our corporate invested plan assets used in the aforementioned "Rabbi Trust" arrangements.

		Fair value measurements as of December 31, 2015
	Total at December 31, 2015	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equities
Mutual funds	$3.8	$3.8	$—	$—
Total—Corporate	$3.8	$3.8	$—	$—

		Fair value measurements as of December 31, 2014
	Total at December 31, 2014	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equities
Mutual funds	$4.7	$4.7	$—	$—
Total—Corporate	$4.7	$4.7	$—	$—